GOODWILL AND OTHER INTANGIBLE ASSETS - Other intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other intangible assets
Gross carrying amount	¥ 2,386,913	¥ 476,608
Accumulated amortization	195,294	31,683
Indefinite-lived intangible assets, excluding goodwill	0	0
Amortization expense	180,297	28,491
Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired	¥ 2,167,070	¥ 401,055
Weighted average amortization period	10 years	10 years
Estimated aggregate amortization expense for each of the next five years
2017	¥ 239,528
2018	223,320
2019	154,987
2020	145,247
2021	145,247
Customer relationships
Other intangible assets
Intangible assets acquired	1,876,725	¥ 334,970
Gross carrying amount	2,068,580	387,909
Accumulated amortization	¥ 114,164	¥ 15,085
Weighted average amortization period	15 years	15 years
Licenses
Other intangible assets
Intangible assets acquired		¥ 36,320
Gross carrying amount	¥ 39,788	42,060
Accumulated amortization	21,164	¥ 8,178
Weighted average amortization period		3 years
Trademarks
Other intangible assets
Intangible assets acquired	44,902	¥ 10,273
Gross carrying amount	84,307	28,326
Accumulated amortization	¥ 22,759	¥ 6,075
Weighted average amortization period	4 years	2 years
Noncompete agreements
Other intangible assets
Intangible assets acquired	¥ 51,601
Gross carrying amount	46,875
Accumulated amortization	¥ 10,416
Weighted average amortization period	3 years
Favorable leases
Other intangible assets
Intangible assets acquired	¥ 163,382
Gross carrying amount	114,522
Accumulated amortization	¥ 21,558
Weighted average amortization period	3 years
Other
Other intangible assets
Gross carrying amount	¥ 32,841	¥ 18,313
Accumulated amortization	5,233	2,345
TLS | Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired		¥ 384,626
EvD, Inc | Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired	¥ 2,136,610